REAL ESTATE PROPERTY ACQUISITIONS	9 Months Ended
Sep. 30, 2014
REAL ESTATE PROPERTY ACQUISITIONS [Abstract]
REAL ESTATE PROPERTY ACQUISITIONS

NOTE 3 - REAL ESTATE PROPERTY ACQUISITIONS

5353 Joliet Street

In June 2014, through its wholly-owned subsidiary, 5353 Joliet LLC, the Company acquired an owner-occupied 22,144 square foot industrial building situated on 1.4 acres of land in Denver, Colorado for $2,214,000. The acquisition was funded with proceeds from the issuance of a secured promissory note in the amount of $1,800,000 and $414,000 of cash on-hand. The promissory note is held by Chemtov Mortgage Group ("CMG"), an entity wholly-owned by the Company's co-CEO, Shawn Chemtov. CMG derives no financial benefit in connection with the transaction, and serves solely as a pass-through entity.

The promissory note bears interest at 10% per annum, provides for cash interest payments on a monthly basis, matures on June 1, 2016, and is callable at the option of the Company at any time after June 19, 2015. The Company has guaranteed the promissory note and has pledged its ownership interest in 5353 Joliet LLC, and as such its fee-simple ownership interest in the property as security for the promissory note. The promissory note does not restrict the Company's ability to incur future indebtedness.

The Company entered into a short-term lease agreement with the previous property owner for monthly rent of $11,070, excluding contractual payments for real estate taxes and other recoverable operating expenses. The lease expired on September 1, 2014.

503 Havana Street

In September 2014, through its wholly-owned subsidiary, MJ Havana LLC, acquired an owner-occupied 1,250 square foot building situated on 23,625 square feet of land in Aurora, Colorado for $756,000, exclusive of closing costs. The acquisition was funded with cash on-hand. The property is zoned B-2 and has been approved by the city of Aurora as a retail dispensary for recreational marijuana.

Prior to closing on the property acquisition, the company had pre-negotiated a 10-year lease agreement with a third-party, a licensed marijuana dispensary company serving both medical and adult (21+) customers in Colorado. Once the closing of the property was completed with the seller, the pre-negotiated lease was executed in September 2014 with the third-party - see Note 5 below for additional lease details.

A summary of real estate property at September 30, 2014, is as follows:

	Estimated	September 30,
	Life	2014
Buildings	30 years	$2,419,555
Land	Not depreciated	551,251
Total real estate property		2,970,806
Less: Accumulated depreciation		(7,515)
Real estate property, net		$2,963,291